Statutory Information	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
STATUTORY INFORMATION
STATUTORY INFORMATION
The Company prepares an Annual Statement on the basis of statutory accounting principles (“SAP”) prescribed or permitted by the New York State Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.
The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; 9) the criteria for obtaining reinsurance accounting treatment, as well as presentation of reinsurance, is different under SAP than under GAAP; and 10) deferred gains on the sale of reinsurance are recognized as a surplus under SAP and as a liability under GAAP.
Reconciliations of net income and stockholder’s equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Stockholder's Equity
	2016	2015	2014	2016	2015
Based on statutory accounting principles	$22,024	$3,302	$5,590	$67,446	$39,534
Deferred acquisition costs, goodwill, taxes, and asset valuation reserve	(319)	117	(97)	198	1,188
Deferred and uncollected premiums	76,449	(40)	(40)	—	(40)
Policy and claim reserves	(71,007)	(108)	(850)	(449)	4,787
Investment valuation difference	108	314	(62)	3,771	9,040
Commissions and fees	(20,145)	—	1	—	—
Deferred taxes	1,682	343	(1,474)	760	(4,210)
Pension	—	—	2,032	(252)	(252)
Interest maintenance reserve, deferral and amortization	(691)	137	66	72	763
Non-admitted assets and other	—	—	—	1,274	956
Deferred gain on disposal of businesses and gain (loss) on AEB Sale	13,406	113	4	(5,287)	(2,158)
Based on generally accepted accounting principles	$21,507	$4,178	$5,170	$67,533	$49,608

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. The Company declared and paid ordinary cash dividends of $3,753 during the year ended December 31, 2016. No extraordinary dividends were declared and paid in 2016. The Company declared and paid ordinary cash dividends of $4,075 and extraordinary cash dividends of $4,000 during the year ended December 31, 2015. The Company declared and paid cash dividends of $3,890 during the year ended December 31, 2014. No extraordinary dividends were declared and paid in 2014. A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the lesser of 10% of the insurer’s surplus as regards to policyholders on December 31 of the preceding year, or the net gain from operations, or exceeds 30 percent of its surplus to policyholders. Dividends may only be paid out of earned surplus. The Company has the ability, under state regulatory requirements, to dividend up to $19,634 to the Parent in 2017 without permission from New York regulators. No assurance can be given that there will not be further regulatory actions restricting the ability of the Company to pay dividends.
State regulators require insurance companies to meet minimum capitalization standards designed to ensure that they can fulfill obligations to policyholders. Minimum capital requirements are expressed as a ratio of a company’s total adjusted capital (“TAC”) to its RBC (the “RBC Ratio”). TAC is equal to statutory surplus adjusted to exclude certain statutory liabilities. RBC is calculated by applying specified factors to various asset, premium, expense, liability, and reserve items.
Generally, if a company's RBC Ratio is below 100% (the "Authorized Control Level"), the insurance commissioner of the company's state of domicile is authorized to take control of the company, to protect the interests of policyholders. If the RBC Ratio is greater than 100%, but less than 200% (the “Company Action Level”), the company must submit a RBC plan to the commissioner of the state of domicile. Corrective actions may also be required if the RBC Ratio is greater than the Company Action Level but the company fails certain trend tests.
As of December 31, 2016, the TAC of the Company exceeded the Company Action Level and no trend tests that would require regulatory action were violated. As of December 31, 2016, the TAC of the Company subject to RBC requirements was $67,644, and the corresponding Authorized Control Level was $1,920.
RESERVES
Short Duration Contracts
The Company’s short duration contracts are mainly comprised of disposed and runoff business. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.
Disposed and Runoff Short Duration Insurance Lines
Disposed business includes certain medical policies no long offered and AEB policies disposed of via reinsurance. Reserves for previously disposed business are included in the Company’s reserves in accordance with the insurance guidelines. The Company maintains an offsetting reinsurance recoverable related to the AEB reserves. See Note 9 for further information.

Long Duration Contracts
The Company’s long duration contracts are primarily comprised of life insurance policies (no longer offered), and Sun Life, FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.
Disposed and Runoff Long Duration Insurance Lines
Reserves for previously disposed Sun Life, FFG and LTC are included in the Company’s reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 10 for further information.
Reserve Roll Forward
The following table provides a roll forward of the Company’s beginning and ending claims and benefits payable balances. Claims and benefits payable is the liability for unpaid loss and loss adjustment expenses and is comprised of case and IBNR reserves.
Since unpaid loss and loss adjustment expenses are estimates, the Company’s actual losses incurred may be more or less than the Company’s previously developed estimates, which is referred to as either unfavorable or favorable development, respectively.

	Years Ended December 31,
	2016	2015	2014
Claims and benefits payable, at beginning of year	$107,075	$108,426	$110,544
Less: Reinsurance ceded and other	(42,446)	(38,148)	(31,787)
Net claims and benefits payable, at beginning of year	64,629	70,278	78,757
Incurred losses and loss adjustment expenses related to:
Current Year	5,572	12,327	14,375
Prior year's interest	494	3,133	3,412
Prior year(s)	(2,870)	583	(1,681)
Total incurred losses and loss adjustment expenses	3,196	16,043	16,106
Paid losses and loss adjustment expenses related to:
Current year	5,486	7,574	8,134
Prior year(s)	62,089	14,118	16,451
Total paid losses and loss adjustment expenses	67,575	21,692	24,585
Net claims and benefits payable, at end of year	250	64,629	70,278
Plus: Reinsurance ceded and other	96,404	42,446	38,148
Claims and benefits payable, at end of year	$96,654	$107,075	$108,426

The Company experienced net favorable development in all 2016 and 2014 and net unfavorable development in 2015. The discontinued Assurant Health and AEB businesses had a substantial contribution to the overall favorable development. Combined, the favorable development for Assurant Health and AEB was $2,697 and $2,097 in 2016 and 2014, respectively. The unfavorable development for Assurant Health and AEB was $340 in 2015. For Assurant Health the favorable development in 2016 and 2014 was attributed to lower medical provider utilization and lower medical inflation than assumed in the Company’s prior-year pricing and reserving processes. For AEB, the favorable development in 2016 and 2014 was attributed to lower mortality rates and higher claim recovery rates than assumed in the Company’s prior year reserving processes.